Accounts Receivable (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Maximum
Accounts Receivable
Term of credit for customers	4 months	4 months
Advances from customers	$ 150,845	935,935	601,602
Term of letters of credit				90 days
Accounts receivable denominated in currencies other than the RMB (as a percent)	51.50%	51.50%	30.00%
Accounts receivable pledged to secure short-term bank borrowings	$ 72,009	446,788	322,599